Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	9 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Accounts Receivables and Unbilled Revenue, and Unbilled Services and Unearned Revenue
Accounts receivables and unbilled revenue are as follows:

	September 30, 2025	December 31, 2024
	(in thousands)
Billed services (accounts receivable)	$1,427,376	$1,437,653
Allowance for credit losses	(39,686)	(35,664)
Accounts receivable net	1,387,690	1,401,989
Unbilled services (unbilled revenue)	1,258,706	1,286,274
Accounts receivable and unbilled revenue, net	$2,646,396	$2,688,263

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

	September 30, 2025	December 31, 2024	$ Change	% Change
	(in thousands, except percentages)
Unbilled services (unbilled revenue)	$1,258,706	$1,286,274	$(27,568)	(2.1)%
Unearned revenue (payments on account)	(1,528,343)	(1,614,758)	86,415	(5.4)%
Net balance	$(269,637)	$(328,484)	$58,847	(17.9)%